Fair Value of Financial Instruments - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash and due from banks	$ 17,287	$ 19,235
Federal funds sold and overnight interest-bearing deposits	142,622	161,128
Certificates of deposit in other banks	5,193	9,376
Available-for-sale debt securities, at fair value	310,870	198,030
Loans held for sale	2,249	5,099
Accrued interest receivable	6,621	6,640
Deposits:
Non-interest bearing demand	453,066	382,492
Savings, interest checking and money market	818,358	723,808
Time deposits	245,396
Accrued interest payable	282	837
Carrying amount
Assets:
Cash and due from banks	17,287	19,235
Federal funds sold and overnight interest-bearing deposits	142,622	161,128
Certificates of deposit in other banks	5,193	9,376
Available-for-sale debt securities, at fair value	310,870	198,030
Other investment securities	5,408	6,353
Loans, net	1,285,230	1,268,854
Loans held for sale	2,249	5,099
Cash surrender value - life insurance	2,509	2,451
Interest rate lock commitments	312
Forward sale commitments	12
Accrued interest receivable	6,621	6,640
Total	1,778,313	1,677,166
Deposits:
Non-interest bearing demand	453,066	382,492
Savings, interest checking and money market	818,358	723,808
Time deposits	245,396	277,306
Federal funds purchased and securities sold under agreements to repurchase	23,829	45,154
Federal Home Loan Bank advances and other borrowings	77,418	106,674
Subordinated notes	49,486	49,486
Interest rate lock commitments	26
Accrued interest payable	282	837
Total	1,667,861	1,585,757
Fair value
Assets:
Cash and due from banks	17,287	19,235
Federal funds sold and overnight interest-bearing deposits	142,622	161,128
Certificates of deposit in other banks	5,193	9,376
Available-for-sale debt securities, at fair value	310,870	198,030
Other investment securities	5,408	6,353
Loans, net	1,308,539	1,288,677
Loans held for sale	2,249	5,279
Cash surrender value - life insurance	2,509	2,451
Interest rate lock commitments	312
Forward sale commitments	12
Accrued interest receivable	6,621	6,640
Total	1,801,622	1,697,169
Deposits:
Non-interest bearing demand	453,066	382,492
Savings, interest checking and money market	818,358	723,808
Time deposits	246,025	279,569
Federal funds purchased and securities sold under agreements to repurchase	23,829	45,154
Federal Home Loan Bank advances and other borrowings	78,152	110,121
Subordinated notes	42,908	40,929
Interest rate lock commitments	26
Accrued interest payable	282	837
Total	1,662,646	1,582,910
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Cash and due from banks	17,287	19,235
Federal funds sold and overnight interest-bearing deposits	142,622	161,128
Certificates of deposit in other banks	5,193	9,376
Available-for-sale debt securities, at fair value	3,917	2,798
Other investment securities	60	32
Loans, net	0	0
Loans held for sale	0	0
Cash surrender value - life insurance	0	0
Interest rate lock commitments	0
Forward sale commitments	0
Accrued interest receivable	6,621	6,640
Total	175,700	199,209
Deposits:
Non-interest bearing demand	453,066	382,492
Savings, interest checking and money market	818,358	723,808
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase	23,829	45,154
Federal Home Loan Bank advances and other borrowings	0	0
Subordinated notes	0	0
Interest rate lock commitments	0
Accrued interest payable	282	837
Total	1,295,535	1,152,291
Other Observable Inputs (Level 2)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Certificates of deposit in other banks	0	0
Available-for-sale debt securities, at fair value	306,953	195,232
Other investment securities	5,348	6,321
Loans, net	0	0
Loans held for sale	2,249	5,279
Cash surrender value - life insurance	2,509	2,451
Interest rate lock commitments	0
Forward sale commitments	12
Accrued interest receivable	0	0
Total	317,071	209,283
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase	0	0
Federal Home Loan Bank advances and other borrowings	78,152	110,121
Subordinated notes	42,908	40,929
Interest rate lock commitments	0
Accrued interest payable	0	0
Total	121,060	151,050
Significant Unobservable Inputs (Level 3)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Certificates of deposit in other banks	0	0
Available-for-sale debt securities, at fair value	0	0
Other investment securities	0	0
Loans, net	1,308,539	1,288,677
Loans held for sale	0	0
Cash surrender value - life insurance	0	0
Interest rate lock commitments	312
Forward sale commitments	0
Accrued interest receivable	0	0
Total	1,308,851	1,288,677
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	246,025	279,569
Federal funds purchased and securities sold under agreements to repurchase	0	0
Federal Home Loan Bank advances and other borrowings	0	0
Subordinated notes	0	0
Interest rate lock commitments	26
Accrued interest payable	0	0
Total	$ 246,051	$ 279,569